Derivative Liability (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Gain on extinguishment of derivative liability		$ 1,164,802